Shareholder Report	6 Months Ended
Jul. 31, 2026 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
C000244624 [Member]
Shareholder Report [Line Items]
Fund Name	WHITEWOLF Publicly Listed Private Equity ETF
Class Name	WHITEWOLF Publicly Listed Private Equity ETF
Trading Symbol	LBO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the WHITEWOLF Publicly Listed Private Equity ETF (the “Fund”) for the period of February 1, 2026 to July 31, 2026 (the “Period”). You can find additional information about the Fund at https://lbo.fund/. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://lbo.fund/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://lbo.fund/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$33	0.70%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.70%
Net Assets	$ 7,054,287
Holdings Count | holding	39
Advisory Fees Paid, Amount	$ 25,653
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$7,054,287	Portfolio Turnover Rate*	18%
# of Portfolio Holdings	39	Fund Advisory Fees Paid	$25,653
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

FINANCIAL SECTOR WEIGHTING (as a % of Net Assets)
Asset Management & Custody Banks	53.5%
Closed-End Funds	31.1%
Diversified Financial Services	9.7%
Multi-Sector Holdings	3.4%

TOP 10 HOLDINGS (as a % of Net Assets)
Ares Capital Corp.	10.2%
Apollo Global Management, Inc.	9.7%
KKR & Co., Inc.	7.8%
Blackstone Secured Lending Fund	7.2%
Ares Management Corp. - Class A	6.6%
Golub Capital BDC, Inc.	5.4%
Hercules Capital, Inc.	5.2%
Blackrock, Inc.	5.1%
Blue Owl Capital, Inc. - Class A	5.0%
Carlyle Group, Inc.	4.6%